Capital and financial risk management (Tables)	12 Months Ended
Mar. 31, 2026
Capital and financial risk management
Schedule of capital management

	2026 €m	2025 € m

Borrowings (note 21)	52,636	53,143

Cash and cash equivalents (note 19)	(8,982)	(11,001)

Derivative and other financial instruments included in trade and other receivables (note 14)	(2,975)	(4,197)

Derivative and other financial instruments included in trade and other payables (note 15)	1,812	1,906

Non-current investments in sovereign securities (note 13)	(915)	(913)

Short-term investments (note 13)	(3,431)	(5,280)

Collateral assets (note 13)	(1,169)	(1,010)

Financial liabilities under put option arrangements	107	97

Equity	54,365	53,916

Capital	91,448	86,661

Schedule of financial instruments exposure to credit risk

	2026 €m	2025 € m

Cash and bank deposits (note 19)	5,274	8,871

Money market funds (note 19)	3,708	2,130

Managed investment funds (note 13)	3,214	3,141

Bonds and debt securities (note 13)	1,220	4,013

Collateral assets (note 13)	1,169	1,010

Other investments (note 13)	2,170	1,134

Derivative and other financial instruments (note 14)	2,975	4,197

Trade receivables (note 14) 1	6,473	5,717

Contract assets and other receivables (note 14)	4,829	4,605

Financial Guarantees2	1,034	1,518

	32,066	36,336
Notes:

1.	Includes amounts guaranteed under sales of trade receivables € 1,868 million (2025: € 1,765 million).
2. Principally comprises Vodafone Group Plc’s guarantee of the Group’s share in a multicurrency loan facility, amounting to US$0.5 billion and
€
0.6 billion (2025: US$1.0 billion and
€
0.6 billion), which forms part of its overall joint venture investment in TPG Telecom Ltd. The Group’s share of these loan balances is included in the net investment in joint venture (see note 12 ‘Associates and joint arrangements’).

Schedule of cash collateral, which is reported within short-term borrowings, held by Group

	2026	2025

	€m	€ m

Collateral liabilities (note 21)	1,644	2,357

Schedule of movements in the allowance for expected credit losses

	Contract assets		Trade receivables held at amortised cost		Trade receivables held at fair value through other comprehensive income

	2026	2025	2026	2025	2026	2025

	€m	€ m	€m	€ m	€m	€ m

1 April	46	20	865	765	77	78

Exchange movements	(1)	1	(24)	(7)	–	–

Amounts charged to credit losses on financial assets	48	85	319	360	62	31

Other 1	4	(60)	(229)	(253)	(78)	(32)

31 March	97	46	931	865	61	77
Note:

1.	Primarily utilisation of the provision by way of write-off.
Expected credit losses are presented as net credit losses on financial assets within operating profit and subsequent recoveries of amounts previously written off are credited against the same line item.
The majority of the Group’s trade receivables are due for maturity within 90 days and largely comprise amounts receivable from consumers and business customers. The table below presents information on trade receivables past due¹ and their associated expected credit losses:

31 March 2026		Trade receivables at amortised cost past due
		30 days	31–60	61–180	180
	Due	or less	days	days	days+	Total
	€ m	€ m	€ m	€ m	€ m	€ m

Gross carrying amount	2,878	538	252	280	889	4,837

Expected credit loss allowance	(53)	(49)	(30)	(126)	(673)	(931)

Net carrying amount	2,825	489	222	154	216	3,906

31 March 2025		Trade receivables at amortised cost past due
		30 days	31–60	61–180	180
	Due	or less	days	days	days+	Total
	€ m	€ m	€ m	€ m	€ m	€ m

Gross carrying amount	2,553	400	134	284	736	4,107

Expected credit loss allowance	(67)	(59)	(27)	(129)	(583)	(865)

Net carrying amount	2,486	341	107	155	153	3,242
Note:

1.
Contract assets relate to amounts not yet due from customers. These amounts will be reclassified as trade receivables before they become due. Trade receivables at fair value through other comprehensive income are not materially past due.

Schedule of maturity analysis for non-derivative financial liabilities on an undiscounted basis

Maturity profile 1						Trade
						payables and
			Lease		Total	other financial
	Bank loans	Bonds	liabilities	Other 2	Borrowings	liabilities 3	Total
	€ m	€ m	€ m	€ m	€ m	€ m	€ m

Within one year	175	3,003	3,241	2,609	9,028	13,089	22,117

One to two years	175	2,047	2,546	1,005	5,773	469	6,242

Two to three years	394	2,444	1,972	729	5,539	–	5,539

Three to four years	62	5,559	1,441	481	7,543	–	7,543

Four to five years	75	4,490	1,269	255	6,089	–	6,089

More than five years	766	36,386	4,265	247	41,664	–	41,664

	1,647	53,929	14,734	5,326	75,636	13,558	89,194

Effect of discount / financing rates	(264)	(20,101)	(2,346)	(289)	(23,000)	(26)	(23,026)

31 March 2026	1,383	33,828	12,388	5,037	52,636	13,532	66,168

Within one year	223	3,626	2,765	2,969	9,583	11,719	21,302

One to two years	171	4,426	2,081	253	6,931	138	7,069

Two to three years	79	2,034	1,756	673	4,542	–	4,542

Three to four years	176	2,628	1,434	469	4,707	–	4,707

Four to five years	69	4,893	965	422	6,349	–	6,349

More than five years	769	41,898	3,868	90	46,625	–	46,625

	1,487	59,505	12,869	4,876	78,737	11,857	90,594

Effect of discount / financing rates	(274)	(23,103)	(2,043)	(174)	(25,594)	(8)	(25,602)

31 March 2025	1,213	36,402	10,826	4,702	53,143	11,849	64,992
Notes:

1.
Maturities reflect contractual cash flows applicable except in the event of a change of control or event of default, upon which lenders have the right, but not the obligation, to request payment within 30 days. This also applies to undrawn committed facilities. There is no debt that is subject to a material adverse change clause. Where there is a choice of contractual cash flow dates, principally on ‘hybrid bonds’, the expected settlement date is used.

2.
Includes spectrum licence payables with maturity profile
€
215 million (2025:
€
187 million) within one year,
€
215 million (2025:
€
187 million) in one to two years,
€
215 million (2025:
€
187 million) in two to three years,
€
215 million (2025:
€
187 million) in three to four years,
€
89 million (2025:
€
187 million) in four to five years and
€
60 million (2025:
€
89 million) in more than five years. Also includes
€
1,644 million (2025:
€
2,357 million) in relation to cash received under collateral support agreements shown within 1 year.

3.	Includes financial liabilities under put option arrangements and non-derivative financial liabilities presented within trade and other payables.

Schedule of maturity analysis for derivative financial liabilities on an undiscounted basis

	2026			2025
	Payable 1	Receivable 1	Total	Payable 1	Receivable 1	Total
	€ m	€ m	€ m	€ m	€ m	€ m

Within one year	(9,341)	9,866	525	(8,207)	8,792	585

In one to two years	(2,924)	3,266	342	(5,780)	6,180	400

In two to three years	(3,001)	3,425	424	(2,363)	2,807	444

In three to four years	(4,056)	4,343	287	(5,782)	6,326	544

In four to five years	(2,168)	2,483	315	(4,174)	4,666	492

In more than five years	(46,662)	50,331	3,669	(47,357)	53,987	6,630

	(68,152)	73,714	5,562	(73,663)	82,758	9,095

Effect of discount/financing rates			(4,399)			(6,804)

Financial derivative net receivable			1,163			2,291
Note:

1.	Payables and receivables are stated separately in the table above where cash settlement is on a gross basis.

Schedule of sensitivity of Group's adjusted operating profit to strengthening major currency

	Change in exchange rates

31 March 2026	Weakening 10% € m	Strengthening 10% € m

EGP	(68)	83

TRY	(40)	49

ZAR	(41)	50

GBP	60	(79)

	Change in exchange rates

31 March 2025	Weakening 10% € m	Strengthening 10% € m

EGP	(50)	61

TRY	(24)	29

ZAR	(101)	124

GBP	66	(88)

Schedule of carrying values and nominal amounts of derivatives

				Other comprehensive income				Weighted average
At 31 March 2026	Nominal amounts € m	Carrying value assets € m	Carrying value liabilities € m	Opening balance 1 April 2025 € m	(Gain)/loss deferred to OCI € m	Gain/(Loss) recycled to financing costs € m	Closing balance 31 March 2026 1 € m	Maturity year	FX rate	Euro interest rate %
Cash flow hedges - foreign currency risk 2
Cross-currency and foreign exchange swaps:
- US dollar bonds	13,964	1,230	324	(1,061)	974	(860)	(947)	2044	1.15	3.69
- Australian dollar bonds	163	–	8	(1)	(1)	2	–	2027	1.56	1.58
- Swiss franc bonds	204	46	–	(9)	(8)	5	(12)	2030	1.08	1.53
- Pound sterling bonds	3,154	–	284	489	114	(461)	142	204 4	0.85	4.43
- Hong Kong dollar bonds	199	10	–	(1)	10	(15)	(6)	2028	9.14	1.62
- Japanese yen bonds	78	–	24	(3)	10	(7)	–	2037	128.53	2.47
- Norwegian krona bonds	–	–	–	–	1	(1)	–	–	–	–
- Foreign exchange forwards 3	–	–	–	–	6	–	6	–	–	–
Cash flow hedges - foreign currency and interest rate risk 2
Net investment hedge - foreign exchange risk 4
Cross currency and foreign exchange swaps - South African rand investment	1,024	89	–	994	17	–	1,011	2027	17.86	2.53
	18,786	1,375	640	408	1,123	(1,337)	194

				Other comprehensive income				Weighted average
At 31 March 2025	Nominal amounts € m	Carrying value assets € m	Carrying value liabilities € m	Opening balance 1 April 2024 € m	(Gain)/loss deferred to OCI € m	Gain/(Loss) recycled to financing costs € m	Closing balance 31 March 2025 1 € m	Maturity year	FX rate	Euro interest rate %
Cash flow hedges - foreign currency risk 2
Cross-currency and foreign exchange swaps:
- US dollar bonds	16,097	2,245	138	(810)	(307)	56	(1,061)	2044	1.15	3.51
- Australian dollar bonds	163	–	11	(13)	14	(2)	(1)	2027	1.56	1.58
- Swiss franc bonds	204	37	–	(10)	(23)	24	(9)	2030	1.08	1.53
- Pound sterling bonds	4,642	58	444	333	86	70	489	2043	0.86	3.84
- Hong Kong dollar bonds	216	20	–	–	(4)	3	(1)	2028	9.14	1.62
- Japanese yen bonds	78	–	14	(6)	2	1	(3)	2037	128.53	2.47
- Norwegian krona bonds	25	–	4	(5)	3	2	–	2025	9.25	0.37
- Foreign exchange forwards 3	–	–	–	(42)	(1)	43	–	–	–	–
Cash flow hedges - foreign currency and interest rate risk 2
Net investment hedge - foreign exchange risk 4
Cross currency and foreign exchange swaps - South African rand investment	1,203	124	–	898	96	–	994	2026	17.62	2.76
	22,628	2,484	611	345	(134)	197	408
Notes:

1.
Fair value movement deferred into other comprehensive income includes
€
55 million
lo
ss
 (2025:
€
200 million gain) and
€
1 million loss (2025:
€
1 million gain) of foreign currency basis outside the cash flow and net investment hedge relationships respectively.

2.	Hedge ineffectiveness of the swaps designated in a cash flow hedge during the period was € 19 million (2025: € 28 million).

3.	Hedge ineffectiveness of swaps designated in a net investment hedge during the period was € nil (2025: € nil).

Summary of changes in assets and liabilities arising from financing activities

	Borrowings € m	Derivative and other financial instrument assets and liabilities € m	Financial liabilities under put options € m	Other liabilities1 € m	Assets and liabilities from financing activities € m

1 April 2025	53,143	(2,291)	97	194	51,143

Cash movements

Proceeds from issuance of long-term borrowings	6,081	–	–	–	6,081

Repayment of borrowings	(11,924)	–	–	–	(11,924)

Net movement in short-term borrowings	(502)	–	–	–	(502)

Net movement in derivative and other financial instruments	–	73	–	–	73

Interest paid	(2,227)	28	10	(68)	(2,257)

Purchase of treasury shares	–	–	–	(2,041)	(2,041)

Non-cash movements

Fair value movements	–	(14)	–	–	(14)

Foreign exchange	(1,642)	1,276	–	(1)	(367)

Interest costs	2,324	(235)	–	57	2,146

Net lease additions	3,190	–	–	–	3,190

Acquisition of subsidiaries	4,209	–	–	–	4,209

Other	(16)	–	–	2,000	1,984

31 March 2026	52,636	(1,163)	107	141	51,721

	Borrowings € m	Derivative and other financial instrument assets and liabilities € m	Financial liabilities under put options € m	Other liabilities1 € m	Assets and liabilities from financing activities € m

1 April 2024	56,987	(2,702)	–	105	54,390

Cash movements

Proceeds from issuance of long-term borrowings	4,680	–	–	–	4,680

Repayment of borrowings	(12,963)	–	–	–	(12,963)

Net movement in short-term borrowings	78	–	–	–	78

Net movement in derivative and other financial instruments	–	404	–	–	404

Interest paid	(2,975)	348	4	(82)	(2,705)

Purchase of treasury shares	–	–	–	(1,868)	(1,868)

Non-cash movements

Fair value movements	–	(45)	–	–	(45)

Foreign exchange	121	61	–	(4)	178

Interest costs	2,196	(356)	–	43	1,883

Net lease additions	4,361	–	–	–	4,361

Acquisition of subsidiaries	–	–	–	–	–

Other	658	(1)	93	2,000	2,750

31 March 2025	53,143	(2,291)	97	194	51,143
Notes:

1.	Movement in Other liabilities primarily relate to share buyback programmes.

Schedule of Group's financial assets and liabilities that are subject to offset in the balance sheet and the impact of enforceable master netting or similar agreements

At 31 March 2026				Related amounts not set off in the balance sheet
	Gross amount € m	Amount set off € m	Amounts presented in balance sheet € m	Right of set off with derivative counterparties € m	Collateral (liabilities)/ assets 1 € m	Net amount € m

Derivative and other financial instrument assets	2,975	–	2,975	(921)	(1,599)	455

Derivative and other financial instrument liabilities	(1,812)	–	(1,812)	921	1,169	278

Total	1,163	–	1,163	–	(430)	733

At 31 March 2025				Related amounts not set off in the balance sheet
	Gross amount € m	Amount set off € m	Amounts presented in balance sheet € m	Right of set off with derivative counterparties € m	Collateral (liabilities)/ assets 1 € m	Net amount € m

Derivative and other financial instrument assets	4,197	–	4,197	(1,146)	(2,357)	694

Derivative and other financial instrument liabilities	(1,906)	–	(1,906)	1,146	1,010	250

Total	2,291	–	2,291	–	(1,347)	944
Note:

1.
Excludes
non-cash
collateral of
€
609 million (2025:
€
613 million) which is not recognised on balance sheet, but which would become payable to the Group in the event of a counterparty default on the related derivative financial assets.